Accounting for the acquisition of Credit Suisse Group - Pre-existing relationships (Detail) - Credit Suisse $ in Millions	Jun. 12, 2023 USD ($)
Disclosure Of Preexisting Relationships Line Items
Cash collateral receivables on derivative instruments	$ 7
Derivative financial instruments	1,476
Debt instruments issued by Credit Suisse and held by UBS	98
Total assets	1,581
Cash collateral payables on derivative instruments	572
Derivative financial instruments	813
Total liabilities	1,385
Treasury shares	(61)
Total equity	(61)
Total net pre-existing relationships	$ 135